Shareholders’ Equity (Deficit) - Schedule of Employee and Non-Employee Share Options at the Grant Dates (Details) - Black-Scholes [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee and Non-Employee Share Options at the Grant Dates [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Employee and Non-Employee Share Options at the Grant Dates [Line Items]
Expected volatility (%)	97.10%	92.59%	70.45%
Risk-free interest rate (%)	3.74%	3.38%	1.81%
Expected term (in years)	6 months	5 years 3 months 18 days	1 year 2 months 12 days
Maximum [Member]
Schedule of Employee and Non-Employee Share Options at the Grant Dates [Line Items]
Expected volatility (%)	103.00%	95.67%	93.85%
Risk-free interest rate (%)	5.06%	4.71%	4.31%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 2 months 12 days